NOTE 4 - INVENTORIES	3 Months Ended
Sep. 30, 2012
Inventory Disclosure [Abstract]
NOTE 4 - INVENTORIES	NOTE 4 - INVENTORIES (000's omitted)
	September 30, 2012	June 30, 2012
Purchased parts, components and supplies	$1,960	$1,673
Work-in-process	557	522
TOTAL INVENTORIES	$2,517	$2,195